Long Term Debt - Term Bank Loans and Credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Fixed Rate [Member]	Jun. 30, 2012 Loan For Construction Of Three Vlocs Under Construction [Member]	Feb. 14, 2012 Loan For Construction Of Three Vlocs Under Construction [Member] Integer	Jun. 30, 2012 Vessel Raraka And New Buildings H1241 And H1242 [Member]	Mar. 19, 2012 Vessel Raraka And New Buildings H1241 And H1242 [Member] Integer	Mar. 31, 2012 Ocean Rig Share Pledge Expired [Member]
Line of credit facility amount outstanding				$ 486,111		$ 122,580		$ 87,654
Number of shares pledged as additional security									10,000,000
Line of credit facilities number of installments						48		32
Amount of credit facility utilized					0		19,065
Debt Instrument, Unused Borrowing Capacity, Amount	189,743		109,037
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.08%
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range	0.25% - 1.14%
Long-term Debt, Weighted Average Interest Rate	5.71%	5.73%
Interest on long-term debt and amortization of debt issuance cost	$ 112,593	$ 80,919